Notes to the Consolidated Statements of Financial Position - Schedule of Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2025 EUR (€) € / shares
Euro strengths against U.S. dollars [Member]
Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 1.2925
Profit/(loss)	€ (3,344,484)
Carrying amount	€ 33,444,835
Euro weakens against U.S. dollars [Member]
Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 1.0575
Profit/(loss)	€ 4,087,702
Carrying amount	€ 40,877,021